RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Cash obligations (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 779	$ 625
Due to related parties	164	506
Other long-term liabilities – concession payments	1,440	1,246
Lease liabilities	434	405
Non-recourse borrowings	20,435	17,991
Gross of Unamortized Financing Fees and Accumulated Amortization
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	779	625
Financial instrument liabilities	965	951
Due to related parties	198	517
Lease liabilities	464	439
Corporate borrowings	2,156	2,143
Non-recourse borrowings	19,352	16,006
Interest payable on borrowings	7,888	6,333
Total	31,822	27,032
Gross of Unamortized Financing Fees and Accumulated Amortization | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	20	18
Gross of Unamortized Financing Fees and Accumulated Amortization | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	779	625
Financial instrument liabilities	400	283
Due to related parties	164	506
Lease liabilities	30	33
Corporate borrowings	0	3
Non-recourse borrowings	1,818	1,141
Interest payable on borrowings	912	824
Total	4,104	3,416
Gross of Unamortized Financing Fees and Accumulated Amortization | Less than 1 year | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	1	1
Gross of Unamortized Financing Fees and Accumulated Amortization | 2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	358	513
Due to related parties	34	11
Lease liabilities	129	112
Corporate borrowings	317	314
Non-recourse borrowings	6,926	5,214
Interest payable on borrowings	2,989	2,682
Total	10,759	8,851
Gross of Unamortized Financing Fees and Accumulated Amortization | 2-5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	6	5
Gross of Unamortized Financing Fees and Accumulated Amortization | > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	207	155
Due to related parties	0	0
Lease liabilities	305	294
Corporate borrowings	1,839	1,826
Non-recourse borrowings	10,608	9,651
Interest payable on borrowings	3,987	2,827
Total	16,959	14,765
Gross of Unamortized Financing Fees and Accumulated Amortization | > 5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	$ 13	$ 12